Retirement Plans	12 Months Ended
Dec. 31, 2017
Compensation And Retirement Disclosure [Abstract]
Retirement Plans

NOTE 15 - RETIREMENT PLANS

The Company sponsors a savings and retirement 401(k) plan, which covers all employees who meet certain eligibility requirements and who choose to participate in the plan. The matching contribution to the 401(k) plan was $805, $734 and $667 in 2017, 2016 and 2015, respectively. The Company’s matching contribution is 100% of an employee’s first three percent contributed and 50% of the next two percent contributed.

The Company also sponsors a pension plan which is a noncontributory defined benefit retirement plan for all employees who have attained the age of 20 1 ⁄ 2, completed six months of service and work 1,000 or more hours per year. Annual payments, subject to the maximum amount deductible for federal income tax purposes, are made to a pension trust fund. In 2006, the Company amended the pension plan to provide that no employee could be added as a participant to the pension plan after December 31, 2006. In April 2014, the Company amended the pension plan again to provide that no additional benefits would accrue beyond April 30, 2014.

NOTE 15 - RETIREMENT PLANS (Continued)

In October 2015, the Company, on behalf of it and its subsidiaries, entered into Pension Shortfall Agreements (the “Shortfall Agreements”) with ten employees of the Bank. When the Company ceased accruals to its defined benefit pension plan on April 30, 2014, the circumstances of some participants with limited periods until their anticipated retirement dates would not permit them to use other available alternatives to make up for the shortfall in their expected pension. The Company calculated the total amount of the shortfall for each of the referenced individuals after considering its contributions to other retirement benefits. Pension shortfall expense was $18 in 2017, $201 in 2016 and $364 in 2015. Included in pension shortfall expense was interest expense, totaling $18, $11 and $10 in 2017, 2016 and 2015, respectively, which was also recorded in and credited to the accounts of the ten individuals covered by this plan.

Information about the pension plan is as follows:

	2017	2016
Change in benefit obligation:
Beginning benefit obligation	$16,964	$16,328
Service cost	—	—
Interest cost	679	689
Curtailment gain	—	—
Settlement loss	46	51
Actuarial (gain)/loss	986	669
Benefits paid	(759)	(773)
Ending benefit obligation	17,916	16,964
Change in plan assets, at fair value:
Beginning plan assets	16,150	15,647
Actual return	1,947	802
Employer contribution	2,000	500
Benefits paid	(759)	(773)
Administrative expenses	(32)	(26)
Ending plan assets	19,306	16,150
Funded status at end of year	$1,390	$(814)

Amounts recognized in accumulated other comprehensive loss at December 31, consist of unrecognized actuarial loss of $4,070, net of $2,191 tax in 2017 and $4,345, net of $2,238 tax in 2016.

The accumulated benefit obligation for the defined benefit pension plan was $17,916 at December 31, 2017 and $16,964 at December 31, 2016.

The components of net periodic pension expense were as follows:

	2017	2016	2015
Service cost	$—	$—	$—
Interest cost	679	689	604
Expected return on plan assets	(1,178)	(1,090)	(1,088)
Net amortization and deferral	380	326	270
Net periodic pension cost (benefit)	$(119)	$(75)	$(214)
Net loss (gain) recognized in other comprehensive loss	$(322)	$448	$412
Total recognized in net periodic benefit cost and other comprehensive loss (before tax)	$(441)	$373	$198

NOTE 15 - RETIREMENT PLANS (Continued)

The estimated net loss for the defined benefit pension plan that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year is $380.  The Company incurred settlement costs in 2017, 2016 and 2015 of $237, $259 and $415, respectively.

The weighted average assumptions used to determine benefit obligations at year-end were as follows:

	2017	2016	2015
Discount rate on benefit obligation	3.51%	4.00%	4.16%
Long-term rate of return on plan assets	7.00%	7.00%	7.00%
Rate of compensation increase	0.00%	0.00%	0.00%

The weighted average assumptions used to determine net periodic pension cost were as follows:

	2017	2016	2015
Discount rate on benefit obligation	4.00%	4.16%	3.69%
Long-term rate of return on plan assets	7.00%	7.00%	7.00%
Rate of compensation increase	0.00%	0.00%	0.00%

The Company uses long-term market rates to determine the discount rate on the benefit obligation. Declines in the discount rate lead to increases in the actuarial loss related to the benefit obligation.

The expectation for long-term rate of return on the pension assets and the expected rate of compensation increases are reviewed periodically by management in consultation with outside actuaries and primary investment consultants. Factors considered in setting and adjusting these rates are historic and projected rates of return on the portfolio and historic and estimated rates of increases of compensation. Since the pension plan is frozen, the rate of compensation increase used to determine the benefit obligation for 2017, 2016 and 2015 was zero.

The Company’s pension plan asset allocation at year-end 2017 and 2016 and target allocation for 2018 by asset category are as follows:

	Target Allocation	Percentage of Plan Assets at Year-end
Asset Category	2018	2017	2016
Equity securities	20-50%	48.0%	47.5%
Debt securities	30-60	51.9	52.1
Money market funds	20-30	0.1	0.4
Total		100.0%	100.0%

The Company developed the pension plan investment policies and strategies for plan assets with its pension management firm. The assets are currently invested in four diversified investment funds, which include two equity funds, one money market fund and one bond fund. The long-term guidelines from above were created to maximize the return on portfolio assets while reducing the risk of the portfolio. The management firm may allocate assets among the separate accounts within the established long-term guidelines. Transfers among these accounts will be at the management firm’s discretion based on their investment outlook and the investment strategies that are outlined at periodic meetings with the Company. The expected long-term rate of return on the plan assets was 7.00% in 2017 and 2016. This return is based on the expected return for each of the asset categories, weighted based on the target allocation for each class.

The Company does not expect to make any contribution to its pension plan in 2018. Employer contributions totaled $2,000 in 2017. Increased contributions and increased plan assets offset by increased benefit obligations led to a change in funded status from $(814) at December 31, 2016 to $1,390 at December 31, 2017.

NOTE 15 - RETIREMENT PLANS (Continued)

The following tables set forth by level, within the fair value hierarchy, the pension plan’s assets at fair value as of December 31, 2017 and 2016:

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets:
Cash	$113	$—	$—	$113
Bond mutual funds	23	—	—	23
Common/collective trust:
Bonds	9,980	—	—	9,980
Equities	6,654	—	—	6,654
Equity market funds:
International	750	—	—	750
Large cap	1,085	—	—	1,085
Mid cap	269	—	—	269
Small cap	432	—	—	432
Total assets at fair value	$19,306	$—	$—	$19,306

Investment in equity securities, debt securities, money market funds and mutual funds are valued at the closing price reported on the active market on which the individual securities are traded.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Pension Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Expected benefit payments, which reflect expected future service, are as follows:

2018	$1,903
2019	1,127
2020	650
2021	913
2022	1,182
2023 through 2027	4,723
Total	$10,498

Supplemental Retirement Plan

Civista established a supplemental retirement plan (“SERP”) in 2013, which covers key members of management. Under the SERP, participants will receive annually, following retirement, a percentage of their base compensations at the time of their retirement for a maximum of ten years. The SERP liability recorded at December 31, 2017, was $2,308, compared to $1,984 at December 31, 2016. The expense related to the SERP was $365, $243 and $299 for 2017, 2016 and 2015, respectively. Distributions to participants made in 2017, 2016 and 2015 totaled $41, $34, and $22, respectively.